Consolidated Statements of Changes in Equity - CLP ($) $ in Millions	Capital	Reserves [1]	Accumulated other comprehensive income	Retained earnings from previous years and income (loss) for the year	Total	Non- controlling interests	Total
Balance at Dec. 31, 2021	$ 2,418,833	$ 904,059	$ 41,617	$ 1,454,462	$ 4,818,971	$ 1	$ 4,818,972
Dividends distributed and paid				(539,827)	(539,827)	(1)	(539,828)
Other retention (release) earnings		265,646		(265,646)
Application of provision for payment of common stock dividends				237,877	237,877		237,877
Provision for payment of common stock dividends				(422,830)	(422,830)		(422,830)
Subtotal: transactions with owners during the year		265,646		(990,426)	(724,780)	(1)	(724,781)
Income for the year				1,445,799	1,445,799	2	1,445,801
Other reclassifications		2,491	(2,491)
Other comprehensive income for the year			(108,555)		(108,555)		(108,555)
Subtotal: Comprehensive income for the year		2,491	(111,046)	1,445,799	1,337,244	2	1,337,246
Balance at Dec. 31, 2022	2,418,833	1,172,196	(69,429)	1,909,835	5,431,435	2	5,431,437
Dividends distributed and paid				(866,929)	(866,929)	(1)	(866,930)
Other retention (release) earnings		36,366		(36,366)
Application of provision for payment of common stock dividends				422,830	422,830		422,830
Provision for payment of common stock dividends				(373,090)	(373,090)		(373,090)
Subtotal: transactions with owners during the year		36,366		(853,555)	(817,189)	(1)	(817,190)
Income for the year				1,374,026	1,374,026	1	1,374,027
Other comprehensive income for the year			93,671		93,671		93,671
Subtotal: Comprehensive income for the year			93,671	1,374,026	1,467,697	1	1,467,698
Balance at Dec. 31, 2023	2,418,833	1,208,562	24,242	2,430,306	6,081,943	2	6,081,945
Dividends distributed and paid				(815,932)	(815,932)		(815,932)
Other retention (release) earnings		130,392		(130,392)
Application of provision for payment of common stock dividends				373,090	373,090		373,090
Provision for payment of common stock dividends				(362,218)	(362,218)		(362,218)
Subtotal: transactions with owners during the year		130,392		(935,452)	(805,060)		(805,060)
Income for the year				1,248,476	1,248,476		1,248,476
Other comprehensive income for the year			(20,465)		(20,465)		(20,465)
Subtotal: Comprehensive income for the year			(20,465)	1,248,476	1,228,011		1,228,011
Balance at Dec. 31, 2024	$ 2,418,833	$ 1,338,954	$ 3,777	$ 2,743,330	$ 6,504,894	$ 2	$ 6,504,896

[1]	Includes share premium of MCh$1,705 for placements of shares.